UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 1114 Avenue of the Americas
         27th Floor
         New York, NY  10036

13F File Number:  028-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

 /s/    Gregory S. Rubin     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $87,868 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784     9741   303541 SH       SOLE                   303541        0        0
AMERISTAR CASINOS INC          COM              03070Q101     5850   329200 SH       SOLE                   329200        0        0
BELO CORP                      COM SER A        080555105    10504  1631000 SH       SOLE                  1631000        0        0
BOOZ ALLEN HAMILTON HLDG COR   CL A             099502106     2292   150000 SH       SOLE                   150000        0        0
CAESARS ENTMT CORP             COM              127686103     4592   402840 SH       SOLE                   402840        0        0
EXCO RESOURCES INC             COM              269279402     3795   500000 SH       SOLE                   500000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     8054   200000 SH       SOLE                   200000        0        0
NORTEK INC                     COM NEW          656559309      142    10283 SH       SOLE                    10283        0        0
VISTEON CORP                   COM NEW          92839U206    42898  1143951 SH       SOLE                  1143951        0        0